Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Securities measured and designated at FVOCI	$ 58,945	$ 56,099
Securities measured at amortized cost	64,641	52,484
Securities mandatorily measured and designated at FVTPL	69,417	67,296
Total financial securities	$ 193,003	$ 175,879